SCHEDULE OF COST OF REVENUE (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Salaries and benefits			$ 301,851	$ 316,043
Sensera costs			75,851
Subcontractors				40,174
Software and other			21,224	16,173
Depreciation			1,122	818
Cost of revenue	$ 220,566	$ 185,501	$ 400,048	$ 373,208